Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill Abstract
Schedule of Goodwill

For the purpose of impairment testing, goodwill is allocated as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Biopharmaceutical and Diagnostic Solutions	31,805	31,805
Engineering Systems (*)	18,178	18,178
Total Goodwill	49,983	49,983

(*) After finalization of the accounting related to the acquisition of Perugini S.r.l., the goodwill resulting from the allocation of the consideration to the asset and liabilities acquired was confirmed in the amount of EUR 2,740 thousand. This goodwill was allocated to the "Engineering Systems" CGU.